FVIT P3 11/18

SUPPLEMENT DATED NOVEMBER 2, 2018

TO THE PROSPECTUS DATED MARCH 1, 2018

OF

FRANKLIN VALUE INVESTORS TRUST

Franklin Balance Sheet Investment Fund

Franklin MicroCap Value Fund

Franklin Small Cap Value Fund

The prospectus is amended as follows:

I.  On November 1, 2018, the investment management services provided by Franklin Advisory Services, LLC (Advisory Services), a wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel that provide such services to the Franklin Balance Sheet Investment Fund, Franklin MicroCap Value Fund and Franklin Small Cap Value Fund (each a Fund and together the Funds), were restructured into Franklin Mutual Advisers, LLC (Franklin Mutual), also a wholly owned subsidiary of Resources.  In particular, Franklin Mutual will assume the duties and obligations of Advisory Services under the investment management agreement between Advisory Services and Franklin Value Investors Trust on behalf of each Fund. Employees of Advisory Services that currently provide investment management services to the Funds will become employees of Franklin Mutual and will continue to provide the same investment management services to the Funds under the same investment management fee schedule.  This restructuring will not involve a change in actual control or management of the Funds’ investment manager and the same individuals will continue to provide portfolio management services to the Funds.  Because there is no actual change in control or management of the investment adviser, this restructuring does not constitute an “assignment” of the investment management agreement for purposes of the Investment Company Act of 1940 and, therefore, a shareholder vote is not required.

II.  Therefore, the following replaces the “Investment Manager” and “Portfolio Manager” sections in the “Fund Summaries – Franklin Balance Sheet Investment Fund” section of the prospectus:

Investment Manager

Franklin Mutual Advisers, LLC (Franklin Mutual)

Portfolio Manager

Grace Hoefig

Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2012.

III.  The following replaces the “Investment Manager” and “Portfolio Manager” sections in the “Fund Summaries – Franklin MicroCap Value Fund” section of the prospectus:

Investment Manager

Franklin Mutual Advisers, LLC (Franklin Mutual)

Portfolio Manager

Bruce C. Baughman, CPA

Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since inception (1995).

IV.  The following replaces the “Investment Manager” and “Portfolio Managers” sections in the “Fund Summaries – Franklin Small Cap Value Fund” section of the prospectus:

Investment Manager

Franklin Mutual Advisers, LLC (Franklin Mutual)

Portfolio Managers

Steven B. Raineri

Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2012.

Christopher Meeker, CFA

Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2015.

V.  The following is added as the first paragraph under the “Fund Details – Management” section of the prospectus:

1

On November 1, 2018, the investment management services provided by Franklin Advisory Services, LLC (Advisory Services), a wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel that provided such services to the Funds, were restructured into Franklin Mutual Advisers, LLC (Franklin Mutual), also a wholly owned subsidiary of Resources.  In particular, Franklin Mutual assumed the duties and obligations of Advisory Services under the investment management agreement between Advisory Services and the Trust on behalf of each Fund. Employees of Advisory Services that provided investment management services to the Funds became employees of Franklin Mutual and continued to provide the same investment management services to the Funds under the same investment management fee schedule.

VI.  In the remainder of the prospectus, all references to “Franklin Advisory Services, LLC” and “Advisory Services” are replaced with “Franklin Mutual Advisers, LLC” and “Franklin Mutual,” respectively.

Please keep this supplement with your prospectus for future reference.

FVIT SA2 11/18

SUPPLEMENT DATED NOVEMBER 2, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2018

OF

FRANKLIN VALUE INVESTORS TRUST

Franklin Balance Sheet Investment Fund

Franklin MicroCap Value Fund

Franklin Small Cap Value Fund

The statement of additional information (SAI) is amended as follows:

I.  On November 1, 2018, the investment management services provided by Franklin Advisory Services, LLC (Advisory Services), a wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel that provide such services to the Franklin Balance Sheet Investment Fund, Franklin MicroCap Value Fund and Franklin Small Cap Value Fund (each a Fund and together the Funds), were restructured into Franklin Mutual Advisers, LLC (Franklin Mutual), also a wholly owned subsidiary of Resources.  In particular, Franklin Mutual will assume the duties and obligations of Advisory Services under the investment management agreement between Advisory Services and Franklin Value Investors Trust on behalf of each Fund. Employees of Advisory Services that currently provide investment management services to the Funds will become employees of Franklin Mutual and will continue to provide the same investment management services to the Funds under the same investment management fee schedule.  This restructuring will not involve a change in actual control or management of the Funds’ investment manager and the same individuals will continue to provide portfolio management services to the Funds.  Because there is no actual change in control or management of the investment adviser, this restructuring does not constitute an “assignment” of the investment management agreement for purposes of the Investment Company Act of 1940 and, therefore, a shareholder vote is not required.

II.  Therefore, all references to “Franklin Advisory Services, LLC” and “Advisory Services” as they relate to the investment manager of the Funds, are replaced with “Franklin Mutual Advisers, LLC” and “Franklin Mutual,” respectively.

III.  In addition, the following is added as the first paragraph under the section “Management and Other Services” in the SAI:

On November 1, 2018, the investment management services provided by Franklin Advisory Services, LLC (Advisory Services), a wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel that provided such services to the Funds, were restructured into Franklin Mutual Advisers, LLC (Franklin Mutual), also a wholly owned subsidiary of Resources.  In particular, Franklin Mutual assumed the duties and obligations of Advisory Services under the investment management agreement between Advisory Services and the Trust on behalf of each Fund. Employees of Advisory Services that provided investment management services to the Funds became employees of Franklin Mutual and continued to provide the same investment management services to the Funds under the same investment management fee schedule.  References to Franklin Mutual in the remainder of this SAI relate to Franklin Mutual and Advisory Services as its predecessor.

Please keep this supplement with your SAI for future reference.